Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2025	June 30, 2024

Personnel and other short-term employee benefits	1,858	1,713
Extra pension benefits	107	21
Share-based compensation	1,537	519
Advisory fees	—	—
Executive Board Members and other Executive Members compensation	3,502	2,253

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of June 30, 2025 are as follows:

	As of June 30,2025
(in thousands of euro)	Payments	Assets/Liabilities

Collection (AstraZeneca to the Company) / Receivables	1,281	363
Payments (the Company to AstraZeneca) / Liabilities	(1,986)	(1,873)
Total	(705)	(1,510)

30 juin 2025
(in thousands of euro)	Paiements	Bilan

Collection (Sanofi to the Company) / Receivables	—	—
Payments (the Company to Sanofi) / Liabilities	—	—
Total	—	—